Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Derivative financial instruments
—
Note 6
Derivative financial instruments
The Company is exposed to certain

currency, commodity, and interest rate risks arising from its global operating, financing and investing

activities. The Company uses derivative

instruments to reduce and
manage the economic impact of these

exposures.
Currency risk
Due to the global nature of the Company’s

operations, many of its subsidiaries

are exposed to currency risk
in their operating activities from entering

into transactions in currencies

other than their functional

currency.
To

manage such currency risks,

the Company’s policies require its subsidiaries

to hedge their foreign
currency exposures from binding

sales and purchase contracts denominated

in foreign currencies.

For
forecasted foreign currency denominated

sales of standard products and the related

foreign currency
denominated purchases, the Company’s

policy is to hedge up to a maximum

of
100

percent of the forecasted
foreign currency denominated

exposures, depending on

the length of the forecasted exposures.

Forecasted
exposures greater than 12

months are not hedged.

Forward foreign exchange

contracts are the main
instrument used to protect the Company

against the volatility

of future cash flows (caused by

changes in
exchange rates) of contracted and

forecasted sales and purchases

denominated in foreign currencies.

In
addition, within its treasury operations,

the Company primarily uses

foreign exchange swaps and

forward
foreign exchange contracts to manage

the currency and timing

mismatches arising in its liquidity
management activities.
Commodity risk
Various commodity products are used in the Company’s manufacturing activities. Consequently it is

exposed
to volatility in future cash flows arising

from changes in commodity prices.

To manage the price risk of
commodities, the Company’s policies

require that its subsidiaries

hedge the commodity price risk exposures
from binding contracts, as well as

at least
50

percent (up to a maximum of
100

percent) of the forecasted
commodity exposure over the next 12

months or longer (up to a maximum

of
18

months). Primarily swap
contracts are used to manage

the associated price risks of commodities.
Interest rate risk
The Company has issued bonds at

fixed rates. Interest rate swaps and

cross-currency interest rate

swaps
are used to manage the interest rate

and foreign currency risk associated

with certain debt and generally
such swaps are designated as fair

value hedges. In addition,

from time to time, the Company

uses
instruments such as interest rate

swaps, interest rate futures, bond

futures or forward rate agreements

to
manage interest rate risk arising from

the Company’s balance sheet

structure but does not designate

such
instruments as hedges.
Volume of derivative activity
In general, while the Company’s primary

objective in its use of derivatives

is to minimize exposures arising
from its business, certain derivatives

are designated and qualify

for hedge accounting treatment while

others
either are not designated or do not

qualify for hedge accounting.
Foreign exchange and interest rate derivatives
The gross notional amounts of outstanding

foreign exchange and interest rate derivatives

(whether
designated as hedges or not) were

as follows:
Type of derivative
Total notional

amounts at December

31,
($ in millions) 2023 2022 2021
Foreign exchange contracts

12,335 13,509 11,276
Embedded foreign exchange

derivatives

1,137 933 815
Cross-currency interest

rate swaps
886 855 906
Interest rate contracts

1,606 2,830 3,541
Derivative commodity contracts
The Company uses derivatives

to hedge its direct or indirect

exposure to the movement in

the prices of
commodities which are primarily copper, silver, steel and aluminum.

The following table shows

the notional
amounts of outstanding derivatives

(whether designated as hedges

or not), on a net basis, to reflect

the
Company’s requirements for these commodities:
Total notional

amounts at December

31,
Type of derivative Unit 2023 2022 2021
Copper swaps

metric tonnes 35,015 29,281 36,017
Silver swaps

ounces 2,359,363 2,012,213 2,842,533
Steel swaps metric tonnes 10,206 — 145
Aluminum swaps

metric tonnes 5,900 6,825 7,125
Cash flow hedges
As noted above, the Company mainly

uses forward foreign

exchange contracts to manage the foreign
exchange risk of its operations and

commodity swaps to manage

its commodity risks. The Company applies
cash flow hedge accounting in

only limited cases. In these cases,

the effective portion of the changes in

their
fair value is recorded in Accumulated

other comprehensive loss

and subsequently reclassified

into earnings
in the same line item and in the same

period as the underlying

hedged transaction affects earnings. In 2023,
2022 and 2021, there were no

significant amounts recorded

for cash flow hedge accounting

activities.
Fair value hedges
To

reduce its interest rate exposure

arising primarily from its debt

issuance activities, the Company

uses
interest rate swaps and cross-currency

interest rate swaps. Where

such instruments are designated

as fair
value hedges, the changes in the fair

value of these instruments, as well

as the changes in the fair value

of
the risk component of the underlying

debt being hedged, are recorded as

offsetting gains and losses in
Interest and other finance expense.
The effect of derivative instruments, designated

and qualifying as fair value hedges,

on the Consolidated
Income Statements was as follows:
($ in millions) 2023 2022 2021
Gains (losses) recognized

in Interest and other

finance expense:
Interest rate contracts
Designated as fair value

hedges
44 (91) (55)
Hedged item (45) 93 56
Cross-currency
Designated as fair value

hedges
30 (134) (37)
interest rate swaps Hedged item (40) 135 34
Derivatives not designated in hedge

relationships
Derivative instruments that are not

designated as hedges or do not qualify

as either cash flow or

fair value
hedges are economic hedges

used for risk management purposes.

Gains and losses from changes in

the fair
values of such derivatives are recognized

in the same line in the income statement

as the economically
hedged transaction.
Furthermore, under certain circumstances,

the Company is required

to split and account separately

for
foreign currency derivatives that are

embedded within certain

binding sales or purchase

contracts
denominated in a currency other than

the functional currency of the subsidiary

and the counterparty.
The gains (losses) recognized in

the Consolidated Income

Statements on derivatives not designated

in
hedging relationships were

as follows:
($ in millions)
Gains (losses) recognized

in income
Type of derivative

not designated as a hedge
Location 2023 2022 2021
Foreign exchange contracts

Total revenues 145 (56) 3
Total

cost of sales
(71) 21 (53)
SG&A expenses (1) 27 27 11
Non-order related research

and

development (7) — (2)
Interest and other finance
expense (240) (128) (173)
Embedded foreign exchange

contracts

Total revenues 18 (3) (7)
Total

cost of sales
1 (11) (2)
Commodity contracts

Total

cost of sales
(3) (47) 78
Other Interest and other finance
expense 1 4 —
Total (129) (193) (145)
(1)

SG&A expenses represent “Selling, general and administrative expenses”.
The fair values of derivatives included

in the Consolidated Balance

Sheets were as follows:
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2023 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 5 2
Interest rate contracts

— — 18 —
Cross-currency interest

rate swaps
— — — 230
Other 10 — — —
Total 10 — 23 232
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

123 30 177 9
Commodity contracts

8 — 3 —
Interest rate contracts

1 — 1 —
Other equity contracts 4 — — —
Embedded foreign exchange

derivatives

23 5 26 5
Total 159 35 207 14
Total fair value 169 35 230 246
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2022 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 4 4
Interest rate contracts

— — 5 57
Cross-currency interest

rate swaps
— — — 288
Other 15 — — —
Total 15 — 9 349
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

140 21 80 5
Commodity contracts

13 — 12 —
Interest rate contracts 5 — 3 —
Embedded foreign exchange

derivatives

11 6 17 13
Total 169 27 112 18
Total fair value 184 27 121 367
Close
‑
out netting agreements provide for

the termination, valuation and

net settlement of some or all
outstanding transactions between

two counterparties on

the occurrence of one or more

pre
‑ defined trigger
events.
Although the Company is party to

close
‑
out netting agreements with most

derivative counterparties,

the fair
values in the tables above and in

the Consolidated Balance

Sheets at December 31, 2023 and 2022,

have
been presented on a gross basis.
The Company’s netting agreements and other

similar arrangements allow

net settlements under certain
conditions. At December 31, 2023

and 2022, information related

to these offsetting arrangements was

as
follows:
December 31, 2023 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 176 (111) — — 65
Total 176 (111) — — 65
December 31, 2023 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 445 (111) — — 334
Total 445 (111) — — 334
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 194 (96) — — 98
Total 194 (96) — — 98
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 458 (96) — — 362
Total 458 (96) — — 362